Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
General and administrative expenses	$ 1,877,090	$ 258,432	$ 2,522,679	$ 576,716	$ 1,277,009	$ 921,347
General and administrative expenses – related party	30,000	30,000	60,000	60,000	120,000	100,000
Loss from operations	(1,907,090)	(288,432)	(2,582,679)	(636,716)	(1,397,009)	(1,021,347)
Change in fair value of derivative warrant liabilities	(333,992)	1,778,840	(1,502,886)	7,351,850	7,518,520	6,862,530
Offering costs associated with derivative warrant liabilities						(845,080)
Interest income – bank	6,177		15,452
Income from investments held in Trust Account	414,594	424,148	3,412,943	454,775	4,509,453	24,469
Net (loss) income	$ (1,820,311)	$ 1,914,556	$ (657,170)	$ 7,169,909	$ 10,630,964	$ 5,020,572
Class A Ordinary Shares
Weighted average shares outstanding (in Shares)	2,363,217	32,369,251	14,796,657	32,369,251	32,369,251	25,579,130
Basic net (loss) income per share (in Dollars per share)	$ (0.16)	$ 0.05	$ (0.03)	$ 0.17	$ 0.26	$ 0.15
Non-Redeemable Ordinary Shares
Weighted average shares outstanding (in Shares)	9,122,313	9,122,313	9,122,313	9,122,313	9,122,313	8,762,157
Basic net (loss) income per share (in Dollars per share)	$ (0.16)	$ 0.05	$ (0.03)	$ 0.17	$ 0.26	$ 0.15